Inventories	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Inventories	Note 3 - Inventories
	December 31
	2013	2012
Raw materials	2,168	2,078
Work-in-process	2,616	2,270
Finished products	1,325	896

	6,109	5,244